UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013
                                                --------------

Check here if Amendment [    ]; Amendment Number:
                                                  ----------
     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sansar Capital Management, L.L.C.*
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Address:   16 Raffles Quay #40-02A
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           Hong Leong Building
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           Singapore 048581
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Form 13F File Number:   28-11727
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard B. Astorga
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Title:   Chief Operating Officer / CFO / CCO
         -----------------------------------
Phone:   (+65) 6372-7615
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Signature, Place, and Date of Signing:

/s/ Richard B. Astorga          Singapore     May 15, 2013
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* Sansar Capital Management, L.L.C. and Sansar Capital Asia Pte. Ltd. serve as co-investment advisors and may be deemed to share investment discretion with respect to the holdings reported on this form.

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
     Form 13F File Number          Name
     28-
     --------------------          ---------------------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     5

Form 13F Information Table Value Total:     $13,665
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number    Name

      1           28- 14781               Sansar Capital Asia Pte. Ltd.
     ---          ---------               -----------------------------


                                                Sansar Capital Management, L.L.C.
                                        Form 13F Information Table as of March 31, 2013

                                                                                                               VOTING AUTHORITY
                                                                                                               ----------------
                                                                              SH/  PUT/   INVSTMT   OTHER
NAME OF ISSUER              TITLE OF CLASS     CUSIP      X($1000)  PRN AMT   PRN  CALL  DISCRETN  MANAGERS  SOLE    SHARED    NONE
--------------              --------------     -----      --------  -------   ---  ----  --------  --------  ----    ------    ----

CHINANET ONLINE HLDGS INC   COM                16949H102   1,464   1,722,473   SH          OTHER      1            1,722,473
MARKET VECTORS ETF TR       JR GOLD MINERS E   57060U589   7,037     420,400   SH          OTHER      1              420,400
MICRON TECHNOLOGY INC       COM                595112103   1,227     123,000   SH          OTHER      1              123,000
NETEASE INC                 SPONSORED ADR      64110W102     997      18,200   SH          OTHER      1               18,200
SKYPEOPLE FRUIT JUICE INC   COM NEW            83086T208   2,940   1,278,113   SH          OTHER      1            1,278,113
